(Write-down) and Gain (Loss) on Sale of Vessels, Conventional Tankers Dispositions - Additional Information - Conventional Tankers Dispositions (Details) $ in Thousands	1 Months Ended		12 Months Ended
	Mar. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($) vessel
Property, Plant and Equipment [Line Items]
Proceeds from sale of vessels and equipment			$ 13,100	$ 69,805	$ 8,918
Charter contract period	3 years
Charter contract extension, period	1 year
Proceeds from sale of assets			$ 0	0	30,368
Contribution of capital from sale		$ 14,300			$ 14,297
Long-Term Time-Charter-Out Contract Termination | SPT Explorer L.L.C. and Navigator Spirit L.L.C.
Property, Plant and Equipment [Line Items]
Proceeds from sale of assets		39,000
Net proceeds for the vessels		80,000
Business acquisition, assumed debt		49,600
Long-Term Time-Charter-Out Contract Termination | SPT Explorer L.L.C. and Navigator Spirit L.L.C. | Working Capital
Property, Plant and Equipment [Line Items]
Business acquisition, purchase price		$ 8,600
Long-Term Time-Charter-Out Contract Termination | SPT Explorer L.L.C. and Navigator Spirit L.L.C. | Affiliated entity
Property, Plant and Equipment [Line Items]
Percentage of interest sold		100.00%
2004-Built Conventional Tanker
Property, Plant and Equipment [Line Items]
Proceeds from sale of vessels and equipment	$ 26,700
2003-Built Conventional Tanker
Property, Plant and Equipment [Line Items]
Proceeds from sale of vessels and equipment	23,700
Held-for-sale | 2003-Built Conventional Tanker
Property, Plant and Equipment [Line Items]
Number of vessels | vessel					2
Conventional Tanker Segment | Teekay Corporation
Property, Plant and Equipment [Line Items]
Gain (loss) on contract termination				4,000	$ (1,800)
Conventional Tanker Segment | Teekay Corporation | Affiliated entity
Property, Plant and Equipment [Line Items]
Gain (loss) on contract termination	$ 4,000			$ 4,000	$ (1,800)